Intangible Assets - Schedule of intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost:
Balance	$ 11,976,204	$ 10,412,202
Balance	15,276,146	11,976,204
Additions	3,292,316	1,513,570
Foreign Exchange	7,626	50,432
Accumulated Amortization:
Balance	5,427,086	3,942,698
Balance	10,925,609	5,427,086
Additions	796,963	1,150,257
Impairment	4,739,286	293,000
Foreign Exchange	(37,726)	41,131
Net Book Value:
Balance		6,549,118
Balance	4,350,537
Development Costs [Member]
Cost:
Balance	10,540,477	9,006,249
Balance	13,315,526	10,540,477
Additions	2,769,679	1,513,570
Foreign Exchange	5,370	20,658
Accumulated Amortization:
Balance	4,283,382	3,110,806
Balance	9,058,517	4,283,382
Additions	469,789	872,717
Impairment	4,339,366	293,000
Foreign Exchange	(34,020)	6,859
Net Book Value:
Balance		6,257,095
Balance	4,257,009
Uniden License [Member]
Cost:
Balance	116,543	114,126
Balance	116,726	116,543
Foreign Exchange	183	2,417
Accumulated Amortization:
Balance	97,460	74,455
Balance	116,726	97,460
Additions	19,418	20,365
Foreign Exchange	(152)	2,640
Net Book Value:
Balance		19,083
Balance	0
E-Wave License [Member]
Cost:
Balance	1,319,184	1,291,827
Balance	1,321,257	1,319,184
Foreign Exchange	2,073	27,357
Accumulated Amortization:
Balance	1,046,244	757,437
Balance	1,321,257	1,046,244
Additions	278,567	257,175
Foreign Exchange	(3,554)	31,632
Net Book Value:
Balance		272,940
Balance	0
Clear RF Patent And Supplier Relationship [Member]
Cost:
Balance	522,637
Additions	522,637
Accumulated Amortization:
Balance	429,109
Additions	29,189
Impairment	399,920
Net Book Value:
Balance		$ 0
Balance	$ 93,528